PROVISIONS, COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jul. 01, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
PROVISIONS, COMMITMENTS AND CONTINGENCIES
PROVISIONS, COMMITMENTS AND CONTINGENCIES
The following table summarises the movement of provisions for the periods presented:

	Restructuring Provision	Other Provisions[1]	Total
	€ million	€ million	€ million
Balance as at 31 December 2021	103	31	134
Charged/(credited) to profit or loss:
Additional provisions recognised	97	3	100
Unused amounts reversed	(4)	(2)	(6)
Utilised during the period	(36)	—	(36)
Balance as at 1 July 2022	160	32	192
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[1] Other provisions primarily relate to decommissioning provisions, property tax assessment provisions and legal reserves.
As part of the Accelerate Competitiveness programme, the Group announced further proposals during the first half of 2022, including the transformation of the full service vending operations and related initiatives in Germany. Restructuring charges of approximately €81 million associated with these initiatives have been recorded during the six months ended 1 July 2022 primarily related to expected severance costs.
Commitments
There have been no significant changes in the commitments of the Group since 31 December 2021. Refer to Note 23 of the 2021 consolidated financial statements for further details about the Group’s commitments.
Contingencies
There have been no significant changes in contingencies since 31 December 2021. Refer to Note 23 of the 2021 consolidated financial statements for further details about the Group’s contingencies.
On 24 July 2020, a CCEP subsidiary ‘Associated Products & Distribution Proprietary Limited’ (APD), was joined to proceedings in the Supreme Court of Queensland between a Glencore joint venture and the State of Queensland, whereby APD’s entitlement to royalties, from its sub-surface strata and associated mineral rights, has been challenged by the State of Queensland. Since 2014 and through to 24 July 2020, CCEP has received and recognised approximately €50 million in royalties. Effective the commencement of the proceedings, royalties have been paid directly to court and/or state government, which amounted to approximately €33 million as at 1 July 2022 and have not been recognised by the Group. If the Group is able to successfully defend the claim, it will be entitled to the past and future royalty payments arising from the ownership of the mineral rights. The proceedings remain ongoing and the Group intends to defend the matter robustly.